Impairment of Intangible Assets	6 Months Ended
Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of Intangible Assets

B.4. IMPAIRMENT OF INTANGIBLE ASSETS
The results of impairment tests on other intangible assets led to the recognition of an €87 million net impairment loss in the first half of 2022, mainly linked to research and development projects.